Direct Financing and Sales-type Leases (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Components of Net Investment in Direct Financing and Sales-Type Leases Reported in Container Ownership Segment

The components of the net investment in direct financing and sales-type leases, which are reported in the Company’s Container Ownership segment as of December 31, 2017 and 2016 were as follows:

	2017	2016
Future minimum lease payments receivable	$204,451	$269,256
Residual value of containers	4,885	—
Less unearned income	(26,712)	(32,022)
Net investment in direct financing and sales-type leases	$182,624	$237,234
Amounts due within one year	$56,959	$64,951
Amounts due beyond one year	125,665	172,283
Net investment in direct financing and sales-type leases	$182,624	$237,234

Net Investment in Direct Finance Leases and Sales-Type Leases

If the aging of current billings for the Company’s direct financing and sales-type leases included in accounts receivable, net were applied to the related balances of the unbilled future minimum lease payments receivable component of the Company’s net investment in direct finance leases and sales-type leases as of December 31, 2017, the aging would be as follows:

1-30 days past due	$2,838
31-60 days past due	21
61-90 days past due	2,786
Greater than 90 days past due	31,682
Total past due	37,327
Current	167,124
Total future minimum lease payments	$204,451

Changes in the Carrying Amount of the Allowance for Doubtful Accounts

The changes in the carrying amount of the allowance for doubtful accounts related to billed amounts under direct financing and sales-type leases and included in accounts receivable, net, during the years ended December 31, 2017 and 2016 are as follows:

Balance as of December 31, 2015	$3,883
Additions charged to expense	9,140
Write-offs	(3,462)
Balance as of December 31, 2016	9,561
Additions charged to expense	525
Write-offs	(9,839)
Balance as of December 31, 2017	$247

Future Minimum Lease Payments Receivable Under Direct Financing and Sales-type Leases

The following is a schedule by year of future minimum lease payments receivable under these direct financing and sales-type leases as of December 31, 2017:

Year ending December 31:
2018	$66,703
2019	48,192
2020	29,553
2021	34,862
2022 and thereafter	25,141
Total future minimum lease payments receivable	$204,451